Related Party Transactions	1 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On December 19, 2025, the Sponsor (“Initial Shareholder”) paid $25,000 for 9,857,142 Class B ordinary shares (the “Founder Shares”) issued to the Initial Shareholder.

The Founder Shares include an aggregate of up to 1,285,714 shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founder Shares will collectively represent 30% of the Company’s issued and outstanding shares upon the completion of the Proposed Public Offering.

The Initial Shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note — Related Party

On December 11, 2025, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) June 30, 2026 or (i) the consummation of the Proposed Public Offering. As of December 31, 2025, there was $150,000 outstanding under the Promissory Note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, any of their respective affiliates or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants at a price of $0.50 per warrant. As of December 31, 2025, there are no Working Capital Loans outstanding.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On December 19, 2025, the Sponsor (“Initial Shareholder”) paid $25,000 for 9,857,142 Class B ordinary shares (the “Founder Shares”) issued to the Initial Shareholder.

The Founder Shares included an aggregate of up to 1,285,714 shares subject to forfeiture by the holders thereof depending on the extent to which the Underwriters’ over-allotment option is exercised, so that the number of Founder Shares would collectively represent 30% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. On March 5, 2026, the Underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 1,285,714 Founder Shares are no longer subject to forfeiture.

The Initial Shareholder has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note — Related Party

On December 11, 2025, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2026 or (ii) the consummation of the Initial Public Offering. As of December 31, 2025, there was $150,000 outstanding under the Promissory Note. As of March 5, 2026, the Company borrowed $200,000 under the promissory note which the Company converted to a Working Capital Loan, as defined below. As such, no balance remains outstanding under the Promissory Note as of June 30, 2026.

Administrative Services Agreements

Commencing on March 3, 2026, the Company has agreed to pay the Sponsor and DEHC LLC (each, a “Provider”, and collectively, the “Providers”) $20,000 per month to each Provider for administrative and other services. These monthly fees will cease upon (i) the completion of the initial Business Combination, (ii) the liquidation of the Company or (iii) the 18-month anniversary of the effective date of the Initial Public Offering. The aggregate payments to each Provider shall not exceed $360,000 and any portion of such amount that has not yet been paid will become immediately due and payable upon the completion of the initial Business Combination. For the three and six months ended June 30, 2026, the Company incurred and paid $40,000 and $160,000 of administrative services fees, respectively.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, any of their respective affiliates or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required. If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants at a price of $0.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of June 30, 2026, there is $200,000 outstanding under the Working Capital Loans. As of December 31, 2025, there were no Working Capital Loans outstanding.